SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 86,772,678	$ 93,283,283	$ 379,039,116	$ 290,701,669
Prepaid expenses and other current assets	50,031,054	32,798,941
Derivative assets	1,502,578	660,463
Deferred convertible notes issuance costs-current	784,456	784,456
Total current assets	1,206,798,493	873,779,415
Deferred convertible notes issuance costs-non-current	941,300	1,725,755
Other long-term assets	2,421,476	2,545,508
Total assets	2,139,750,677	2,058,325,011
Current liabilities:
Amount due to subsidiaries	9,209,779	18,825,549
Other current liabilities	159,377,349	162,736,783
Warrant liability	9,345,000
Total current liabilities	1,712,972,992	1,442,229,317
Other long-term liabilities	1,156,814	11,014,108
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	1,970,734,133	1,693,921,526
Equity:
Common shares (500,000,000 shares authorized at December 31, 2012 and 2013; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012; 204,346,064shares issued and 203,367,464 shares outstanding at December 31, 2013)	475,816,214	421,460,573
Additional paid-in capital	5,949,778	5,250,487
Retained earnings (Accumulated loss)	(396,571,754)	(137,656,215)
Accumulated other comprehensive income	83,613,660	74,836,221
Total equity attributable to ReneSola Ltd	168,807,898	363,891,066
Total liabilities and equity	2,139,750,677	2,058,325,011
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	204,346,064	173,346,064
Common shares, shares outstanding	203,367,464	172,773,664
RENESOLA LTD
Current assets:
Cash and cash equivalents	1,032,077	5,364,702	31,674,461	1,192,343
Prepaid expenses and other current assets	312,743	530,343
Derivative assets	723,211	177,482
Deferred convertible notes issuance costs-current	784,456	784,456
Total current assets	2,852,487	6,856,983
Investment in subsidiaries	305,015,166	532,632,000
Deferred convertible notes issuance costs-non-current	941,300	1,725,755
Other long-term assets		305,556
Total assets	308,808,953	541,520,294
Current liabilities:
Amount due to subsidiaries	13,147,024	60,526,078
Other current liabilities	3,216,865	2,810,984
Warrant liability	9,345,000
Total current liabilities	25,708,889	63,337,062
Income tax payable	93,473	93,473
Other long-term liabilities	2,582,693	2,582,693
Convertible notes payable-non-current	111,616,000	111,616,000
Total liabilities	140,001,055	177,629,228
Equity:
Common shares (500,000,000 shares authorized at December 31, 2012 and 2013; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012; 204,346,064shares issued and 203,367,464 shares outstanding at December 31, 2013)	475,816,214	421,460,573
Additional paid-in capital	5,949,778	5,250,487
Retained earnings (Accumulated loss)	(396,571,754)	(137,656,215)
Accumulated other comprehensive income	83,613,660	74,836,221
Total equity attributable to ReneSola Ltd	168,807,898	363,891,066
Total liabilities and equity	$ 308,808,953	$ 541,520,294
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	204,346,064	173,346,064
Common shares, shares outstanding	203,367,464	172,773,664